UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21178

Name of Fund: BlackRock Municipal Income Quality Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income             Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.8%
City of Birmingham Alabama Airport Authority, ARB (AGM), 5.50%, 7/01/40	$5,800	$6,661,880
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	1,495	1,734,768
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,800	2,771,132
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	3,800	4,424,188

		15,591,968
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,208,169
Arizona — 1.5%
City of Phoenix Civic Improvement Corp., RB, Civil Plaza Expansion Project, Sub-Series A, 5.00%, 7/01/37	4,490	4,591,743
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,406,162
5.25%, 10/01/28	250	284,083

		6,281,988
Arkansas — 0.1%
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42 (a)	435	476,225
California — 14.4%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	724,950
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 1/01/28 (b)	10,100	13,140,807
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,620	1,784,041
Municipal Bonds	Par (000)	Value
California (continued)
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM):
5.00%, 8/01/31	$7,450	$8,240,743
0.00%, 8/01/36 (c)	4,200	1,346,604
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/31	2,500	2,695,950
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (c):
0.00%, 8/01/31	13,575	6,137,529
0.00%, 8/01/32	14,150	6,039,503
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (d)	1,580	1,022,702
San Diego California Unified School District, GO (c):
CAB, Election of 2008, Series C, 0.00%, 7/01/38	2,000	722,960
CAB, Election of 2008, Series G, 0.00%, 7/01/34	725	284,708
CAB, Election of 2008, Series G, 0.00%, 7/01/35	775	285,851
CAB, Election of 2008, Series G, 0.00%, 7/01/36	1,155	400,866
CAB, Election of 2008, Series G, 0.00%, 7/01/37	770	252,006
San Diego California Unified School District, GO, Refunding, CAB, Election of 2008, Series R-1, 0.00%, 7/01/31 (c)	1,400	726,866
San Jose California Unified School District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (b)	2,350	2,426,586
State of California, GO, Refunding, Various Purpose, 5.00%, 10/01/41	1,100	1,225,037
State of California, GO, Various Purpose, 5.00%, 4/01/42	5,000	5,591,450
State of California Public Works Board, LRB:
Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,703,801
Various Judicial Council Projects, Series A, 5.00%, 3/01/38	780	869,755

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/37 (c)	$10,000	$3,768,900

		59,391,615
Colorado — 1.0%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	960	1,093,344
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	2,545	2,861,649

		3,954,993
District of Columbia — 2.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	9,498,860
Florida — 11.4%
County of Alachua Florida Health Facilities Authority, RB, 5.00%, 12/01/44	735	796,395
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	1,400	1,549,226
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	6,750	7,562,430
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	3,475	3,756,683
County of Miami-Dade Florida, Refunding ARB, Aviation:
Miami International Airport, Series A-1, 5.50%, 10/01/41	5,000	5,730,600
Series A, 5.50%, 10/01/36	5,000	5,716,650
County of Miami-Dade Florida, RB:
CAB, Special Obligation, Sub-Series A (NPFGC), 0.00%, 10/01/38 (c)	15,000	4,382,700
Seaport, Series A, 6.00%, 10/01/38	2,770	3,344,083
Transit System Sales Surtax (AGM), 5.00%, 7/01/35	1,300	1,429,285
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	333,945
Municipal Bonds	Par (000)	Value
Florida (concluded)
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3 (Ginnie Mae, Fannie Mae & Freddie Mac), 5.45%, 7/01/33	$765	$806,142
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	6,150	6,765,184
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,340	1,535,667
South Florida Water Management District, COP, (AMBAC), 5.00%, 10/01/36	1,000	1,061,810
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	2,000	2,248,740

		47,019,540
Georgia — 3.0%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	7,500	9,064,050
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,250	1,347,750
County of Gainesville & Hall Hospital Authority, Refunding RB, Series A, Northeast Georgia Health System, Inc. Project, 5.50%, 8/15/54 (a)	545	622,793
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/30	310	343,638
5.00%, 4/01/31	210	231,561
5.00%, 4/01/33	155	169,888
5.00%, 4/01/44	695	750,384

		12,530,064
Hawaii — 1.4%
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	5,000	5,715,050
Illinois — 15.1%
City of Chicago Illinois, GO, Refunding, Series A:
Project, 5.25%, 1/01/33	3,000	3,120,810
5.00%, 1/01/34	6,600	6,725,268
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	4,875	5,148,585

2	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	$1,525	$1,739,034
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 1/01/34	9,800	11,109,868
City of Chicago Illinois Park District, GO, Harbor Facilities Revenue, Series C, 5.25%, 1/01/40	600	649,608
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,950,520
Sales Tax Receipts, 5.25%, 12/01/36	650	734,370
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	8,615,453
5.50%, 12/01/38	1,000	1,151,720
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	310	341,251
County of Cook Illinois Forest Preserve District, GO, Series C, 5.00%, 12/15/37	360	395,039
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B, 4.25%, 6/15/42	2,510	2,522,324
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	830,508
State of Illinois, GO:
5.25%, 2/01/33	2,435	2,641,366
5.50%, 7/01/33	880	980,558
5.25%, 2/01/34	5,910	6,392,138
5.50%, 7/01/38	1,475	1,628,828
5.00%, 2/01/39	2,200	2,302,014
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	1,020	1,138,391

		62,117,653
Indiana — 1.9%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,260,193
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	$5,750	$6,459,723

		7,719,916
Iowa — 2.2%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	3,000	3,485,280
Series A (AGC), 5.63%, 8/15/37	5,000	5,712,450

		9,197,730
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,701,255
Louisiana — 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A, 5.00%, 2/01/43	575	638,423
State of Louisiana Gasoline & Fuels Tax, RB, Series A (AGM), 5.00%, 5/01/16 (b)	5,000	5,332,450

		5,970,873
Massachusetts — 0.4%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior, Series A, 5.00%, 5/15/43	1,395	1,572,165
Michigan — 4.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,354,780
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,100	1,302,037
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	9,050	9,881,333

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	$2,000	$2,256,780
Series I-A, 5.38%, 10/15/41	800	904,816
Series II-A, 5.38%, 10/15/36	1,500	1,695,555
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	476,810

		19,872,111
Nebraska — 1.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	6,345	7,007,164
Nevada — 1.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	3,000	3,358,530
(AGM), 5.25%, 7/01/39	4,100	4,619,101

		7,977,631
New Jersey — 6.7%
New Jersey EDA, RB, School Facilities Construction, Series UU:
5.00%, 6/15/34	635	697,128
5.00%, 6/15/40	1,570	1,702,634
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 6/15/36	5,070	5,471,950
4.25%, 6/15/44	800	788,056
CAB, Transportation System, Series A, 0.00%, 12/15/38 (c)	5,845	1,769,983
Transportation Program, Series AA, 5.25%, 6/15/33	1,660	1,844,476
Transportation Program, Series AA, 5.00%, 6/15/38	1,945	2,083,698
Transportation Program, Series AA, 5.50%, 6/15/39	3,785	4,283,219
Transportation System, Series A, 5.50%, 6/15/41	3,000	3,363,210
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series B, 5.25%, 6/15/36	$5,000	$5,459,050

		27,463,404
New York — 7.0%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,950	2,232,184
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B:
5.00%, 11/01/30	12,500	14,753,500
5.00%, 11/01/32	1,650	1,935,796
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	770	885,308
Metropolitan Transportation Authority, RB, Dedicated Tax Fund, Series A (NPFGC), 5.00%, 11/15/31	7,000	7,497,070
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,300	1,509,404

		28,813,262
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	750,593
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	780	901,976
5.25%, 2/15/33	1,095	1,262,798

		2,915,367
Pennsylvania — 0.6%
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	783,008
Series C, 5.50%, 12/01/33	630	751,326

4	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB (concluded):
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	$625	$737,756

		2,272,090
South Carolina — 4.1%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	303,698
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	5,000	5,541,950
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	6,960	7,926,605
Series E, 5.50%, 12/01/53	610	691,063
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,360	2,631,329

		17,094,645
Tennessee — 0.3%
Memphis Center City Revenue Finance Corp., RB, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	940	1,077,672
Texas — 19.0%
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	615	691,697
Comal Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/36	2,500	2,615,775
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 8/15/30 (c)	10,030	6,080,988
County of Harris Texas, GO, Refunding, (NPFGC) (c):
0.00%, 8/15/25	7,485	5,690,471
0.00%, 8/15/28	10,915	7,394,258
County of Harris Texas Houston Sports Authority, Refunding RB (c):
3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/38	16,890	4,520,946
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/38	5,785	1,622,056
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/39	6,160	1,609,115
Municipal Bonds	Par (000)	Value

Texas (concluded)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	$2,340	$888,919
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,246,786
Leander Independent School District, GO, CAB, Refunding, Series D, 0.00%, 8/15/38 (c)	3,775	1,305,018
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,980	3,246,084
North Texas Tollway Authority, RB:
CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	1,975	650,387
Convertible CAB, Series C, 0.00%, 9/01/45 (d)	2,500	2,473,075
Special Projects System, Series A, 6.00%, 9/01/41	1,000	1,214,270
North Texas Tollway Authority, Refunding RB, 1st Tier System, Series A:
6.00%, 1/01/28	625	732,944
(NPFGC), 5.75%, 1/01/40	23,050	25,613,852
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	2,105	2,300,049
5.00%, 12/15/32	3,600	3,899,628
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	4,160	4,485,062

		78,281,380
Washington — 2.3%
County of King Washington Sewer, Refunding RB, (AGM), 5.00%, 1/01/16 (b)	2,200	2,313,102
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	2,000	2,152,120
MultiCare Health System, Series C (AGC), 5.50%, 8/15/43	4,000	4,367,920

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington (concluded)
Washington Health Care Facilities Authority, RB (concluded):
Providence Health & Services, Series A, 5.25%, 10/01/39	$675	$747,313

		9,580,455
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,682,955
Total Municipal Bonds — 110.1%		453,986,200

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 0.7%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,459,354
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	1,500	1,633,755

		3,093,109
California — 7.6%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (f)	3,379	3,738,417
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	8,000	8,691,680
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,870	5,373,412
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/15 (b)	7,500	7,744,425
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	5,000	5,488,100
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$449	$516,921

		31,552,955
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	1,080	1,270,559
Florida — 9.9%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32 (f)	3,000	3,263,190
5.00%, 10/01/37	5,000	5,438,650
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/16	1,800	1,925,424
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,950	2,154,419
County of Miami-Dade Florida Water & Sewer System, (AGM), 5.00%, 10/01/39	10,101	11,407,028
County of Orange Florida School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	6,096	6,844,350
(NPFGC), 5.00%, 8/01/30	6,000	6,337,140
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	2,999	3,287,115

		40,657,316
Illinois — 9.6%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	8,310	8,877,739
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,400	2,777,856
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	11,746	12,671,676
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	1,400	1,568,853
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/33	4,499	4,966,184

6	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Illinois (concluded)
State of Illinois Toll Highway Authority, RB (concluded):
Series A, 5.00%, 1/01/38	$7,714	$8,610,394

		39,472,702
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (f)	4,197	4,871,773
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	2,024	2,384,091

		7,255,864
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	2,000	2,184,081
New York — 7.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,240	6,941,267
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,845	2,129,462
County of Erie New York Industrial Development Agency, RB, City of Buffalo School District Project, Series A (AGM), 5.75%, 5/01/28	4,494	4,968,996
Metropolitan Transportation Authority, RB, 5.25%, 11/15/44	3,850	4,416,104
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	5,720	6,420,471
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	4,500	5,110,785

		29,987,085
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	620	703,266
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
South Carolina — 0.2%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (f)	$600	$681,084
Texas — 1.7%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	4,167	4,714,492
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	795,145
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (f)	1,500	1,632,750

		7,142,387
Utah — 1.3%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,553,850
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	452,428
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,494	3,827,405
Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Froedtert & Community Health, Inc.:
Froedtert & Community Health Inc., Series A, 5.00%, 4/01/42	3,520	3,861,475
Froedtert & Community Health Inc., Series C, 5.25%, 4/01/39	2,500	2,742,225

		6,603,700
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.7%		180,437,791
Total Long-Term Investments (Cost — $577,231,773) — 153.8%		634,423,991

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014	7

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03%, (g)(h)	$4,554,505	$4,554,505
Total Short-Term Securities (Cost — $4,554,505) — 1.1%		4,554,505
Total Investments (Cost — $581,786,278*) — 154.9%		638,978,496
Other Assets Less Liabilities — 1.3%		5,415,220
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.9%)		(94,621,862)
VMTP Shares, at Liquidation Value — (33.3%)		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$412,571,854

*	As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$489,004,946

Gross unrealized appreciation	$57,407,162
Gross unrealized depreciation	(2,033,449)

Net unrealized appreciation	$55,373,713

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$622,793	$10,998
Stephens, Inc.	$476,225	$3,928

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(e)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire from February 1, 2016 to December 1, 2029 is $14,459,523.

(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
FFI Institutional Tax-Exempt Fund	4,098,719	455,786	4,554,505	$311

(h)	Represents the current yield as of report date.

8	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF	Public School Fund
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(165)	5-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$19,716,211	$(38,903)
(363)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	46,118,016	(138,625)
Total					$(177,528)

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014	9

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$634,423,991	—	$634,423,991
Short-Term Securities	$4,554,505	—	—	4,554,505

Total	$4,554,505	$634,423,991	—	$638,978,496

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interesr rate contracts	$(177,528)	—	—	$(177,528)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$591,000	—	—	$591,000
Liabilities:
TOB trust certificates	—	$(94,599,837)	—	(94,599,837)
VMTP Shares	—	(137,200,000)	—	(137,200,000)

Total	$591,000	$(231,799,837)	—	$(231,208,837)

There were no transfers between levels during the period ended November 30, 2014.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2014	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Quality Trust

Date: January 22, 2015